UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C.  20549

			FORM 13F

			FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: JUNE 30, 2003

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement
				 [ ] adds new holdings entries

Institutional Investment Manager Filing This Report:

Name:		Security Capital Research & Management Incorporated
Address:	11 South LaSalle Street, Second Floor
		Chicago, Illinois  60603

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered intregal parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Michael J. Heller
Title:		Controller
Phone:		(312) 345-5800
Signature, Place and Date of Signing

	Michael J. Heller  Chicago, Illinois  AUGUST 11, 2003

Report Type:

[x]  13F HOLDING REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers	0

Form 13F Information Table Entry Total	45

Form 13F Information Table Value Total	$1,961,736

List of Other Included Managers		None


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIMCO                                           03748R101   101048  2920456 SH       SOLE                  1530156           1390300
AIMCO Series P                                  03748R861    25970  1027700 SH       SOLE                  1027700
AMB Property Corporation                        00163T109    40673  1443846 SH       SOLE                  1343246            100600
American Financial Realty                       02607P305     3750   251500 SH       SOLE                   251500
Amli Residential Prop.                          001735109     6507   276300 SH       SOLE                   276300
Archstone Smith Trust Series A                  039583208    18346   566250 SH       SOLE                   566250
Archstone-Smith Trust                           039583109   210298  8762434 SH       SOLE                  6675377           2087057
Arden Realty                                    039793104   109036  4201780 SH       SOLE                  2512680           1689100
AvalonBay Communities, Inc.                     053484101   142926  3351915 SH       SOLE                  2009712           1342203
BRE Properties, Inc.                            05564E106    22136   666740 SH       SOLE                   615740             51000
Boston Properties, Inc.                         101121101    32644   745306 SH       SOLE                   703656             41650
Camden Property Trust                           133131102    23210   664100 SH       SOLE                   610500             53600
Corporate Office Properties                     22002T108    41433  2447318 SH       SOLE                  2268898            178420
Crescent Real Estate Series A                   225756204    19400   889900 SH       SOLE                   889900
Equity Res. Prop.                               29476L107     2191    84450 SH       SOLE                    76750              7700
Essex Property Trust, Inc.                      297178105    66618  1163635 SH       SOLE                   567335            596300
Fairmont Hotels & Resorts Inc.                  305204109    77268  3302055 SH       SOLE                  1567955           1734100
Federal Realty Investment Trus                  313747206    65723  2053850 SH       SOLE                  1938750            115100
First Industrial Realty Trust,                  32054K103    54356  1720125 SH       SOLE                  1656825             63300
General Growth Properties, Inc                  370021107    48793   781445 SH       SOLE                   729845             51600
Glenborough Realty Series A                     37803P204     3295   136500 SH       SOLE                   136500
Glimcher Realty Trust                           379302102    18090   807600 SH       SOLE                   807600
HRPT Properties                                 40426W101    33507  3642100 SH       SOLE                  3642100
Highwoods Properties                            431284108     2562   114900 SH       SOLE                   114900
KIMCO Realty Corp.                              49446R109      728    19205 SH       SOLE                    19205
LaSalle Hotel Properties                        517942108    18475  1250000 SH       SOLE                  1250000
Mack-Cali Realty Corporation                    554489104   154637  4250606 SH       SOLE                  2766606           1484000
Maguire Properties Inc                          559775101    34752  1805300 SH       SOLE                  1702000            103300
Nationwide Health Properties                    638620104    58022  3642285 SH       SOLE                  2738885            903400
New Plan Excel Realty Trust                     648053106    24753  1159400 SH       SOLE                  1159400
Pan Pacific Retail                              69806L104     1249    31730 SH       SOLE                    31730
Public Storage Inc.                             74460D109    18365   542225 SH       SOLE                   508625             33600
Public Storage Inc. A Shares                    74460D729     2184    76900 SH       SOLE                    76900
Reckson Assoc Realty Series A                   75621K205     4775   196500 SH       SOLE                   196500
Reckson Assoc. Realty Corp.                     75621K106   100378  4811985 SH       SOLE                  3894635            917350
Rouse Company                                   779273101    27888   731980 SH       SOLE                   664980             67000
Rouse Company Series B                          779273309     8294   151100 SH       SOLE                   151100
SL Green Realty Corporation                     78440X101    42565  1219971 SH       SOLE                  1124871             95100
SPG Properties Series B 6.5%                    828806406    30673   295300 SH       SOLE                   295300
Senior Housing Property                         81721M109    23598  1740300 SH       SOLE                  1740300
Simon Property Group Inc.                       828806109    46761  1198080 SH       SOLE                  1112480             85600
Starwood Hotels & Resorts Worl                  85590A203    11788   412305 SH       SOLE                   378205             34100
Taubman Centers, Inc.                           876664103    20613  1075835 SH       SOLE                  1008535             67300
The Macerich Company                            554382101   135835  3866625 SH       SOLE                  2395625           1471000
United Dominion Realty Trust                    910197102    25621  1487848 SH       SOLE                  1487848
Report Summary				45 Data Records		1,961,736		0 Other managers on whose behalf report is filed